Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Disclosure of maturity analysis of finance lease payments receivable
Amounts receivable under the Company’s finance leases associated with the Poplar Creek cogeneration facility and the Southern Cross Energy facilities are as follows:

As at Dec. 31	2022		2021
	Minimum lease receipts	Present value of minimum lease receipts	Minimum lease receipts	Present value of minimum lease receipts
Within one year	62	55	58	54
Second to fifth years inclusive	81	75	127	105
More than five years	60	51	80	66
	203	181	265	225
Less: unearned finance lease income	22	—	40	—
Total finance lease receivables	181	181	225	225

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 13)	52		40
Long-term portion of finance lease receivables	129		185
Total finance lease receivables	181		225